Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 26	$ 22	$ 23
Provision for credit losses
Purchases	1	2	5	8
Sales and maturities		0		(1)
Changes in risk, parameters and exposures	(3)	(3)	(6)	(5)
Exchange rate and other	1		1
Balance at end of period	22	25	22	25
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	10	9	8	5
Provision for credit losses
Purchases	1	2	5	8
Sales and maturities		0		(1)
Changes in risk, parameters and exposures	(3)	(2)	(5)	(3)
Exchange rate and other	1		1
Balance at end of period	9	9	9	9
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	13	17	14	18
Provision for credit losses
Changes in risk, parameters and exposures	0	(1)	(1)	(2)
Balance at end of period	$ 13	$ 16	$ 13	$ 16